SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding | shares	2,541,670
Number of options exercisable | shares	641,325
0.01 [Member] | RSUs [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	72,690
Awards outstanding, weighted average remaining contractual life (years)	5 years 10 months 6 days
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares	0
Awards exercisable, weighted average exercise price	$ 0
$4.0-9.5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	4
Exercise price, maximum	$ 9.5
Number of options outstanding | shares	2,196,080
Awards outstanding, weighted average remaining contractual life (years)	6 years 1 month 6 days
Awards outstanding, weighted average exercise price per share	$ 4.7
Number of options exercisable | shares	358,125
Awards exercisable, weighted average remaining contractual life (years)	5 years 8 months 26 days
Awards exercisable, weighted average exercise price	$ 5.03
$ 10.2-19.7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	10.2
Exercise price, maximum	$ 19.7
Number of options outstanding | shares	272,900
Awards outstanding, weighted average remaining contractual life (years)	3 years 3 months 29 days
Awards outstanding, weighted average exercise price per share	$ 12.57
Number of options exercisable | shares	235,425
Awards exercisable, weighted average remaining contractual life (years)	3 years 2 months 1 day
Awards exercisable, weighted average exercise price	$ 12.53